17. TRANSACTIONS WITH RELATED PARTIES	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 17. TRANSACTIONS WITH RELATED PARTIES	The Company did not enter into any transactions with related parties during the three months ended March 31, 2015.